Supplement to the Current Prospectus

MFS(R) International Diversification Fund

Effective immediately, the section entitled "Expense Summary" is restated in its entirety as follows:

EXPENSE SUMMARY


Expense Table

The following table describes the fees and expenses that you may pay when you buy, redeem, and hold shares of the fund. In addition to the fees and expenses which you bear directly, you will indirectly bear the fund's pro rata share of the fees and expenses of the underlying funds in which the fund invests.

The annual fund operating expenses shown in the fund's fee table below are based on expenses incurred during the fund's most recently completed fiscal year, expressed as a percentage of the fund's average net assets during the period, and a weighted average of the total annual operating expenses (as reported in each underlying fund's most recent shareholder report as of August 1, 2008) of, and the fee charged by (if any), the underlying funds in which the fund invested during the fund's most recently completed fiscal year.

The fund's annual fund operating expenses have been adjusted to reflect annualized expenses and certain current fee arrangements. The fund's, as well as each underlying fund's, annual fund operating expenses have not been adjusted to reflect a fund's current asset size. A fund's annual operating expenses will likely vary from year to year. In general, a fund's annual operating expenses, as a percentage of the fund's assets, increase as the fund's assets decrease.


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Shareholder Fees (fees paid directly from your investment):
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Share Class                   A and      B and  C and
Share Class                    529A      529B   529C       I      All R
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Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering
price)......................   5.75%     N/A    N/A      N/A      N/A
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Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or
redemption proceeds,
whichever is less)..........See Below(#) 4.00%   1.00%    N/A      N/A
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Annual Fund Operating Expenses (expenses that are deducted from fund assets):
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Share Class                                  A       B       C        I
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Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  0.25%   1.00%   1.00%     N/A
Other Expenses(2)........................  0.04%   0.04%   0.04%    0.04%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................  1.08%   1.08%   1.08%    1.08%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  1.37%   2.12%   2.12%    1.12%

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Share Class                                  529A       529B       529C
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Management Fee...........................     N/A        N/A        N/A
Distribution and/or Service (12b-1)
Fees(1)..................................    0.25%      1.00%      1.00%
Other Expenses(2)........................    0.14%      0.14%      0.14%
Acquired (Underlying) Fund Fees and
Expenses(2)..............................    1.08%      1.08%      1.08%
                                             -----      -----      -----
Total Annual Fund Operating Expenses(2)..    1.47%      2.22%      2.22%

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Share Class                                  R1      R2      R3      R4
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Management Fee...........................   N/A     N/A     N/A      N/A
Distribution and/or Service (12b-1)
Fees(1)..................................  1.00%   0.50%   0.25%     N/A
Other Expenses(2)......................... 0.04%   0.04%   0.04%    0.04%
Acquired (Underlying) Fund Fees and
Expenses(2)............................... 1.08%   1.08%   1.08%    1.08%
                                           -----   -----   -----    -----
Total Annual Fund Operating Expenses(2)..  2.12%   1.62%   1.37%    1.12%

# A contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you buy $1 million or more of Class A shares and you redeem your investment within 12 months of your purchase if you purchased the shares prior to September 1, 2008, and within 24 months of your purchase if you purchased the shares on or after September 1, 2008.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and/or service fees to support the sale and distribution of the fund's Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees."
(2) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Annual Fund Operating Expenses" would be lower. A portion of the expenses of the fund may be paid by the underlying funds in which the fund invests. See "Management of the Fund - Special Servicing

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     Agreement." For Class 529 shares, "Other Expenses" also include the program
     management  fee  described   under   "Management  of  the  Fund  -  Program
     Manager(s)." In addition, qualified tuition program accounts for which MFD serves as program manager are generally subject to a $25 annual account maintenance fee. Other qualified tuition program accounts may be subject to other account fees. Please see the program description and materials available from your financial intermediary for details about these account fees.

Example of Expenses

These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o You invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated);

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o    The fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

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Share Class                            1 Year   3 Years  5 Years  10 Years
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A Shares                                   $706     $984   $1,282    $2,127
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B Shares(1)
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      Assuming Redemption at End of        $615     $964   $1,339    $2,261
Period
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      Assuming No Redemption               $215     $664   $1,139    $2,261
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C Shares
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      Assuming Redemption at End of        $315     $664   $1,139    $2,452
Period
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      Assuming No Redemption               $215     $664   $1,139    $2,452
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I Shares                                   $114     $356     $617    $1,363
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529A Shares                                $716   $1,013   $1,332    $2,231
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529B Shares(1)
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      Assuming Redemption at End of        $625     $994   $1,390    $2,365
Period
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      Assuming No Redemption               $225     $694   $1,190    $2,365
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529C Shares
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      Assuming Redemption at End of        $325     $694   $1,190    $2,554
Period
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      Assuming No Redemption               $225     $694   $1,190    $2,554
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R1 Shares                                  $215     $664   $1,139    $2,452
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R2 Shares                                  $165     $511     $881    $1,922
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R3 Shares                                  $139     $434     $750    $1,646
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R4 Shares                                  $114     $356     $617    $1,363
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(1)  Class B shares convert to Class A shares, and Class 529B shares convert to
     Class 529A shares, approximately eight years after purchase; therefore, years nine and ten reflect Class A and Class 529A expenses, respectively.

                 The date of this supplement is April 1, 2009.